Note 3 - Acquisitions - Business Acquisitions, Pro Forma Revenue and Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Actual from acquired entities for 2016, revenues	$ 44,910
Actual from acquired entities for 2016, net earnings	2,211
Supplemental pro forma (unaudited), revenues	1,750,519	$ 1,651,491
Supplemental pro forma (unaudited), net earnings	$ 78,989	$ 61,624